Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions/ Due From/To Brokers

6. RELATED PARTY TRANSACTIONS

The Trust pays all routine expenses, such as legal, accounting, printing, postage and similar administrative expenses (including the Trustee's fees, the charges of an outside accounting services agency and the expenses of updating the Trust's Prospectus), as well as extraordinary costs. At March 31, 2012 and December 31, 2011, the Managing Owner is owed $170,595 and $137,195, respectively, from the Trust in connection with such expenses it has paid on the Trust's behalf (and is included in "Due to Managing Owner" in the Statements of Financial Condition).

Series 1 Unitholders who redeem Units at or prior to the end of the first eleven months after such Units are sold shall be assessed redemption charges calculated based on their redeemed Units' net asset value as of the date of redemption. All redemption charges will be paid to the Managing Owner. At March 31, 2012 and December 31, 2011, $6,562 and $801, respectively, was owed to the Managing Owner (and is included in "Due to Managing Owner" in the Statements of Financial Condition).

4.          DUE FROM/TO BROKERS

At December 31, 2011 and 2010, due from and due to brokers balances in the Statements of Financial Condition include net cash receivable from each broker and net cash payable to each broker, respectively.